Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s longstanding practice has been to grant equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the CHCC reviews and approves the value and amount of the equity compensation to be awarded to executive officers in accordance with the annual performance and compensation review process. The grant of approved equity awards then occurs that same day based on the closing price of Synovus’ common stock on the NYSE. The first quarterly meeting of the CHCC typically occurs after the Company’s release of the financial results for the prior fiscal year through filing of a Current Report on Form 8-K and accompanying earnings release and earnings call but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.

The CHCC does not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and Synovus does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards grants at the start of the new fiscal year to incentive the executives to deliver on the Company’s strategic objectives for the new fiscal year. If the CHCC is taking action to approve equity awards on or near the date that Synovus’ annual earnings are released, for example, the CHCC has established the grant date for equity awards to executives as: (a) the last business day of the month in which earnings are released or, if later, (b) one complete business day following the date of the earnings release. This policy ensures that the annual earnings release has time to be absorbed by the market before equity awards are granted. The timing of equity awards in 2024 was not impacted by this policy as equity awards were not granted to executives at or near the date that earnings were released.

Award Timing Method
The Company’s longstanding practice has been to grant equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the CHCC reviews and approves the value and amount of the equity compensation to be awarded to executive officers in accordance with the annual performance and compensation review process. The grant of approved equity awards then occurs that same day based on the closing price of Synovus’ common stock on the NYSE. The first quarterly meeting of the CHCC typically occurs after the Company’s release of the financial results for the prior fiscal year through filing of a Current Report on Form 8-K and accompanying earnings release and earnings call but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.

The CHCC does not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and Synovus does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards grants at the start of the new fiscal year to incentive the executives to deliver on the Company’s strategic objectives for the new fiscal year. If the CHCC is taking action to approve equity awards on or near the date that Synovus’ annual earnings are released, for example, the CHCC has established the grant date for equity awards to executives as: (a) the last business day of the month in which earnings are released or, if later, (b) one complete business day following the date of the earnings release. This policy ensures that the annual earnings release has time to be absorbed by the market before equity awards are granted. The timing of equity awards in 2024 was not impacted by this policy as equity awards were not granted to executives at or near the date that earnings were released.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The CHCC does not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and Synovus does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false